Business Combination (Details) - Schedule of common stock shares to issue business combination	Jul. 21, 2021 shares
Schedule of common stock shares to issue business combination [Abstract]
Class A and B Ordinary Stock outstanding on July 1, 2021	30,276,958,000
Class A Ordinary Stock issued through option exercises between July 1, 2021 and July 21, 2021, net of share repurchases	1,035,399,000
Ordinary Stock outstanding prior to the Business Combination	31,312,357,000
Conversion of Redeemable Preference Stock and Class B, Class A-1, Class A-2, and Class A-3 Convertible Preferred Stock into Class A and B Common Stock	160,637,633,000
Issuance of Class A Common Stock in the Business Combination	27,798,411,000
Conversion of assumed convertible notes into Class A Common Stock	80,000,000
Total note conversion and share issuance pursuant to the reverse recapitalization	188,516,044,000	[1]
Conversion of liabilities into Class A Common Stock in the Business Combination	24,464,994,000	[2]
Shares attributable to reverse recapitalization	244,293,395,000
Issuance of Class A Common Stock attributable to PIPE Financing	76,140,000,000
Total shares of Class A and Class B Common Stock as of the closing of the Business Combination and related transactions	320,433,395,000

[1]	The corresponding adjustment to APIC relates to the reverse recapitalization. The adjustment is comprised of (i) $170,114 which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of PSAC, net of transaction costs related to the business combination (ii) $1,815,637 which represents the conversion of the Redeemable Preference Stock and Convertible Preferred Stock into Ordinary Stock and, (iii) $800 to settle an aggregate principal amount of related party convertible notes of PSAC into Class A Common Stock.
[2]	The Company committed to issue 6,921,814 shares of Class A Common Stock to convert related party notes payable (see Note 9, Related Party Notes Payable), 6,854,013 shares of Class A Common Stock to convert notes payable (see Note 10, Notes Payable), 9,618,542 shares of Class A Common Stock to convert liabilities in the Vendor Trust (see Note 11, Vendor Payables in Trust), 838,040 shares of Class A Common Stock to convert Future Work, and 232,585 shares of Class A Common Stock to settle other vendor liabilities.